Advances from FHLB	12 Months Ended
Sep. 30, 2014
Advances from FHLB
Advances from FHLB

Note 9—Advances from FHLB

A schedule of advances from the FHLB follows:

	September 30,
	2014	2013
	(In thousands)
Overnight and short term advances, maturing in less than one year, with interest at 0.39% and 0.38%	$11,600	$4,560
One year advance, maturing February 12, 2015 and February 28, 2014, with interest payable monthly at 0.27% and 0.27%	2,350	1,250
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	—	9,079
Total	$18,950	$19,889

A schedule of the Company’s annual principal obligations to the FHLB is as follows:

Year Ending September 30, (In thousands)
2015	$18,950
$18,950

These FHLB advances are secured by stock of the FHLB in the amount of $1.2 million and $1.3 million at September 30, 2014 and 2013, respectively, and a blanket assignment on the qualifying loans.

The Company can borrow on an overnight or a term basis from the FHLB. The Company’s overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loans pledged as collateral.

No available-for-sale securities were pledged to the FHLB as of September 30, 2014 and 2013.